Schedule of Fair Value Assets Measured on Recurring Basis (Details) - Private Warrants [Member] - USD ($)	Dec. 31, 2021	Sep. 30, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability		$ 167,875
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability		$ 167,875